Additional Information Regarding Share Option Outstanding (Detail) (2009 Option Plan, USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	3,282,586
Option Outstanding weighted-Average Remaining Life (Years)	8 years 4 months 6 days
Weighted-Average Exercise Price Per Share	$ 16.40
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 0.01
Strike price, maximum	$ 5.00
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 5.00
Strike price, maximum	$ 12.00
Number of Options Outstanding	299,808
Option Outstanding weighted-Average Remaining Life (Years)	6 years 5 months 9 days
Weighted-Average Exercise Price Per Share	$ 7.59
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 12.00
Strike price, maximum	$ 20.00
Number of Options Outstanding	2,161,382
Option Outstanding weighted-Average Remaining Life (Years)	8 years 9 months 7 days
Weighted-Average Exercise Price Per Share	$ 15.15
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Strike price, minimum	$ 20.00
Strike price, maximum	$ 25.00
Number of Options Outstanding	821,396
Option Outstanding weighted-Average Remaining Life (Years)	7 years 11 months 12 days
Weighted-Average Exercise Price Per Share	$ 22.90